Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

NOTE 15 – SUBSEQUENT EVENTS

In August 2023, Navios Partners agreed to acquire two newbuilding Japanese MR2 Product Tanker vessels from an unrelated third party, under bareboat contracts. Each vessel is being bareboat-in for ten years. Navios Partners has the option to acquire the vessels starting at the end of year four until the end of the charter period. Navios Partners agreed to pay in total $20,000, representing a deposit for the option to acquire the vessels after the end of the fourth year. The vessels are expected to be delivered into Navios Partners’ fleet during the first half of 2027. The closing of the transaction is subject to completion of customary documentation.

In August 2023, Navios Partners agreed to acquire from an unrelated third party, the Navios Horizon I, a 2019-built Kamsarmax vessel of 81,692 dwt (previously chartered-in) for an acquisition price of $27,950 million. The delivery of the vessel is expected within the third quarter of 2023.